SCHEDULE OF FUNDS RECEIVED UNDER THE SUBSCRIPTION AGREEMENT (Details) - Subscription Agreements [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible promissory notes	$ 2,466,611	$ 2,462,299
Accredited Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible promissory notes	2,342,064	2,353,253
Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible promissory notes	$ 125,547	$ 109,046